Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses	£ (11,574)	£ (17,967)	£ (22,791)	£ (31,951)
Administrative expenses	(12,612)	(11,243)	(22,101)	(20,710)
Related party administrative expenses	(57)	(21)	(151)	(42)
Other operating income/(expense)	1,197	30,172	(4,895)	32,763
Operating (loss)/profit	(23,046)	941	(49,938)	(19,940)
Finance income	18,707	11,215	28,773	7,397
Finance costs	(337)	(4,293)	(402)	(11,026)
Related party finance (costs)/income	(143,209)		252,937
Net finance income/(costs)	(124,839)	6,922	281,308	(3,629)
(Loss)/profit before tax	(147,885)	7,863	231,370	(23,569)
Income tax credit	3,122	3,877	19,592	6,448
Net (loss)/profit for the period	(144,763)	11,740	250,962	(17,121)
Other comprehensive income:
Foreign exchange translation differences	6,227	(239)	2,151	1,162
Total other comprehensive income/(loss) for the period	6,227	(239)	2,151	1,162
Total comprehensive (loss)/income for the period	£ (138,536)	£ 11,501	£ 253,113	£ (15,959)
Basic (loss)/earnings per share	£ (1.76)	£ 0.61	£ 3.13	£ (0.89)
Diluted (loss)/earnings per share	£ (1.76)	£ 0.61	£ (0.02)	£ (0.89)